Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2011
Diversified Real Asset Fund (First Prospectus Summary) | Diversified Real Asset Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDAX
Diversified Real Asset Fund (First Prospectus Summary) | Diversified Real Asset Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDCX
Diversified Real Asset Fund (First Prospectus Summary) | Diversified Real Asset Fund | Class P Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDPX
Global Multi-Strategy Fund (First Prospectus Summary) | Global Multi-Strategy Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSAX
Global Multi-Strategy Fund (First Prospectus Summary) | Global Multi-Strategy Fund | Class P Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSPX
Preferred Securities Fund (First Prospectus Summary) | Preferred Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSAX
Preferred Securities Fund (First Prospectus Summary) | Preferred Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRFCX
Preferred Securities Fund (First Prospectus Summary) | Preferred Securities Fund | Class P Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSPX
Small-MidCap Dividend Income Fund (First Prospectus Summary) | Small-MidCap Dividend Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDAX
Small-MidCap Dividend Income Fund (First Prospectus Summary) | Small-MidCap Dividend Income Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDPX
Bond Market Index Fund (First Prospectus Summary) | Bond Market Index Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIIX
Diversified Real Asset Fund (Second Prospectus Summary) | Diversified Real Asset Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDRDX
Global Multi-Strategy Fund (Second Prospectus Summary) | Global Multi-Strategy Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMIX
International Equity Index Fund (First Prospectus Summary) | International Equity Index Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIDIX
Preferred Securities Fund (Second Prospectus Summary) | Preferred Securities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSIX
Small-MidCap Dividend Income Fund (Second Prospectus Summary) | Small-MidCap Dividend Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDIX
Bond Market Index Fund (Second Prospectus Summary) | Bond Market Index Fund | Class J Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIJX
Preferred Securities Fund (Third Prospectus Summary) | Preferred Securities Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSJX
Bond Market Index Fund (Third Prospectus Summary) | Bond Market Index Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIMX
Bond Market Index Fund (Third Prospectus Summary) | Bond Market Index Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBINX
Bond Market Index Fund (Third Prospectus Summary) | Bond Market Index Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBOIX
Bond Market Index Fund (Third Prospectus Summary) | Bond Market Index Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIPX
Bond Market Index Fund (Third Prospectus Summary) | Bond Market Index Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIQX
International Equity Index Fund (Second Prospectus Summary) | International Equity Index Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PILIX
International Equity Index Fund (Second Prospectus Summary) | International Equity Index Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINEX
International Equity Index Fund (Second Prospectus Summary) | International Equity Index Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIOX
International Equity Index Fund (Second Prospectus Summary) | International Equity Index Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIPX
International Equity Index Fund (Second Prospectus Summary) | International Equity Index Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIQX
Preferred Securities Fund (Fourth Prospectus Summary) | Preferred Securities Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUSAX
Preferred Securities Fund (Fourth Prospectus Summary) | Preferred Securities Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPRSX
Preferred Securities Fund (Fourth Prospectus Summary) | Preferred Securities Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNARX
Preferred Securities Fund (Fourth Prospectus Summary) | Preferred Securities Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQARX
Preferred Securities Fund (Fourth Prospectus Summary) | Preferred Securities Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPARX